Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
Aspen Holdings and Aspen Bermuda are incorporated under the laws of Bermuda. Under Bermuda law, the corporate tax rate is zero and, as a result, Aspen Holdings and Aspen Bermuda are not taxed on any Bermudian income or capital gains. In the event of any Bermudian income or capital gains taxes being imposed, Aspen Holdings and Aspen Bermuda have received an undertaking from the Bermuda Minister of Finance that such entities will be exempt from those taxes until March 31, 2035.
The Company’s U.S. operating companies were subject to a U.S. federal income tax rate of 21%.
The Company’s U.K. operating companies are taxed at the U.K. corporate tax rate of 19%.
Total income tax (benefit)/expense for the twelve months ended December 31, 2020, 2019 and 2018 was allocated as follows:

	Twelve Months Ended December 31,
	2020	2019	2018
	($ in millions)
Income tax expense/(benefit) allocated to net loss	$8.6	$22.9	$(10.2)
Income tax expense/(benefit) allocated to other comprehensive income	6.2	11.2	4.1
Total income tax expense/(benefit)	$14.8	$34.1	$(6.1)
(Loss)/income from operations before income taxes and income tax expense/(benefit) attributable to that (loss)/income for the twelve months ended December 31, 2020, 2019 and 2018 is provided in the tables below:

	Twelve Months Ended December 31, 2020
	(Loss)/income before tax	Current tax (benefit)/expense	Deferred tax (benefit)/expense	Total income tax (benefit)/expense
	($ in millions)
Bermuda	$(77.6)	$—	$—	$—
U.S. (1) (2)	19.7	8.9	(5.7)	3.2
U.K.	12.4	0.1	—	0.1
Other (3)	14.0	5.3	—	5.3
Total	$(31.5)	$14.3	$(5.7)	$8.6

	Twelve Months Ended December 31, 2019
	(Loss) before tax	Current tax (benefit)/expense	Deferred tax (benefit)/expense	Total income tax (benefit)/expense
	($ in millions)
Bermuda	$(107.6)	$—	$—	$—
U.S.	(60.0)	1.0	6.5	7.4
U.K.	(45.7)	(6.7)	17.3	10.6
Other	(5.5)	4.0	0.9	4.9
Total	$(218.8)	$(1.7)	$24.7	$22.9

	Twelve Months Ended December 31, 2018
	(Loss) before tax	Current tax (benefit)/expense	Deferred tax (benefit)/expense	Total income tax (benefit)/expense
	($ in millions)
Bermuda	$(72.1)	$—	$—	$—
U.S.	(81.0)	6.1	(8.1)	(2.0)
U.K.	(4.7)	(12.2)	(0.1)	(12.3)
Other	1.8	4.4	(0.3)	4.1
Total	$(156.0)	$(1.7)	$(8.5)	$(10.2)
________________
(1)     The U.S. current tax expense includes $4.5 million of prior year adjustments.
(2)    The U.S. deferred tax benefit of $5.7 million is an intraperiod tax allocation between the Income Statement and unrealized gains on investments in other comprehensive income.
(3)    Current tax expense in “other” is predominantly made up of taxation paid in respect of branches of U.K. and Bermudian operating subsidiaries and withholding taxes payable in Australia.
As noted above, the tax rate in Bermuda, the Company’s country of domicile, is zero. Application of the statutory tax rate for operations in other jurisdictions produces a differential to the expected income tax (benefit)/expense as shown in the table below. The reconciliation between the income tax expense/(benefit) and the amount that would result from applying the statutory rate for the Company for the twelve months ended December 31, 2020, 2019 and 2018 is provided in the table below:

	Twelve Months Ended December 31,
	2020	2019	2018
Income Tax Reconciliation	($ in millions)
Income tax benefit at statutory tax rate of zero percent	$—	$—	$—
Overseas statutory tax rates differential	12.1	(21.2)	(17.1)
Base erosion and anti-abuse tax (BEAT) expense	4.3	0.3	6.0
Prior year adjustments (1)	(3.2)	(1.7)	1.4
Change in valuation allowance (2)	(10.4)	42.6	7.1
Impact of unrecognized tax benefits (3)	—	—	(12.8)
Restricted foreign tax credits (4)	—	1.5	—
Australian non-resident withholding tax	1.0	1.0	4.4
Share-based payments	—	(0.6)	0.2
Foreign exchange	1.9	—	0.1
Non-deductible expenses	4.6	—	0.7
Non-taxable items	—	(0.1)	(0.3)
Impact of changes in statutory tax rates	(1.7)	1.1	0.1
Total income tax expense/(benefit)	$8.6	$22.9	$(10.2)
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(1)     The submission dates for filing income tax returns for the Company’s U.S. and U.K. operating subsidiaries are after the submission date of this report. Accordingly, the final tax liabilities may differ from the estimated tax expense included in this report and may result in prior year adjustments being reported. The prior period adjustments for the twelve months ended December 31, 2020 predominantly relate to the determination of the results of the branches of the U.K. operating subsidiaries. The prior period adjustments for the twelve months ended December 31, 2019 and 2018 predominantly relate to the determination of results under U.K. GAAP upon which the U.K. tax returns are based. These items can only be ultimately determined after this report is filed.
(2)    The 2020 valuation allowance includes a $20.9 million reduction resulting from U.S. current year income, of which $14.0 million relates to the utilization of existing net operating losses, and a $10.4 million increase relating to deferred tax assets in U.K. operating subsidiaries. The 2019 valuation allowance includes $9.9 million relating to the losses incurred by the U.S. branch of Aspen U.K. and $28.2 million relating to deferred tax assets in U.K. subsidiaries.
(3)     In 2020, the company did not have any unrecognized tax benefits. In 2018, the $12.8 million benefit relates to the successful conclusion of a U.K. tax inquiry which enabled the release of a provision we had been holding against the potential disallowance of a prior year adjustment.
Income tax returns that have been filed by the Company’s U.S. operating subsidiaries are subject to examination for 2016 and later tax years. The Company’s U.K. operating subsidiaries’ income tax returns are subject to examination for 2019 and later tax years.
(4)    Restricted foreign tax credits are taxes paid by branches of U.K. operating subsidiaries that are not creditable against U.K. taxes.
The tax effects of temporary differences and carryforwards that give rise to deferred tax assets and deferred tax liabilities are presented in the following table as at December 31, 2020 and 2019:

	As at December 31,
	2020	2019
	($ in millions)
Deferred tax assets:
Share-based payments	$—	$0.3
Operating loss carryforwards	119.6	121.5
Insurance reserves: Losses and loss adjustment expenses	7.9	5.0
Accrued expenses	6.4	7.1
Insurance reserves: Unearned premiums	17.6	15.3
Deferred policy acquisition costs	—	0.1
Office properties and equipment	12.7	16.8
Operating lease liabilities	17.7	21.5
Other temporary differences	2.5	6.1
Total deferred tax assets	184.4	193.7
Less valuation allowance	(138.9)	(149.2)
Deferred tax assets, net of valuation allowance	$45.5	$44.5

Deferred tax liabilities:
Unrealized (gains) on investments	(2.7)	(2.7)
Intangible assets	(20.1)	(1.6)
Deferred policy acquisition costs	(8.4)	(16.4)
Right-of-use operating lease assets	(12.3)	(19.9)
Other temporary differences	(2.0)	(3.9)
Total deferred tax (liabilities)	(45.5)	(44.5)

Net deferred tax assets	$—	$—
Deferred tax liabilities and assets represent the tax effect of temporary differences between the value of assets and liabilities for financial statement purposes and such values as measured by U.K., U.S. and other tax laws and regulations.
In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences and carry forwards become deductible or creditable. Management considers the scheduled reversal of existing taxable temporary differences, carryback availability, projected future taxable income, and tax-planning strategies in making this assessment.
As at December 31, 2020, the Company has net operating losses carryforwards for U.S. federal income tax purposes of $501.7 million (2019 — $606.8 million) and net operating losses carryforwards for U.K. corporate tax purposes of $99.5 million (2019 — $93.2 million). Of the $501.7 million that are available to offset future U.S. federal taxable income, $444.3 million will expire between 2030 and 2039 and $57.4 million are available to offset future U.S. federal taxable income over an indefinite period. The amount of pre-merger net operating losses carryforwards that can be used each year is limited by s382 to $6.5 million for Aspen U.K.’s U.S. business and $20.8 million for the U.S. operating subsidiaries.
The U.K. net operating losses are available to offset future U.K. corporate income over an indefinite period. For U.S. federal income tax purposes, the Company also has capital loss carryforwards of $Nil (2019 — $0.5 million) and charitable contribution carryforwards of $1.0 million (2019 — $1.1 million) with expiry periods between 2021 and 2025. For U.K. corporate tax purposes, the Company has capital loss carryforwards of $3.8 million which are available to offset future U.K. capital gains over an indefinite period.
A valuation allowance of $113.9 million (2019 — $134.8 million*) on U.S. deferred tax assets (which includes these loss carryforwards) has been recognized at December 31, 2020 as management believes that it is more likely than not that a tax benefit will not be realized. The decrease in this portion of the valuation allowance totals $20.9 million (2019 —$9.2 million increase) with $20.9 million (2019 — $9.2 million increase) recorded in the consolidated income statement.
A valuation allowance of $24.8 million (2019 — $14.4 million*) has been established against U.K. deferred tax assets. The increase in this portion of the valuation allowance totals $10.4 million (2019 —$28.2 million) with $10.4 million (2019 —$28.2 million increase) recorded in the consolidated income statement and $Nil (2019 — $Nil) recorded in other comprehensive income. The U.K. and U.S. valuation allowance combined total is $138.9 million (2019 — $149.2 million).
*The prior year comparative figures have been re-presented to align with the current years geographical splits.